Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended		84 Months Ended	95 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
DSS AmericaFirst Total Return Bond Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.25%)	1.94%	(3.63%)				(3.47%)
DSS AmericaFirst Total Return Bond Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	1.26%	4.13%	(3.59%)				(3.72%)
DSS AmericaFirst Total Return Bond Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	4.19%	7.73%	(2.16%)				(2.44%)
DSS AmericaFirst Alpha Trends Factor Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.84%)	9.88%	6.65%		7.63%
DSS AmericaFirst Alpha Trends Factor Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.77%)	11.89%	6.35%			7.23%
DSS AmericaFirst Alpha Trends Factor Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	2.40%	16.02%	8.03%			8.77%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%	8.54%	1.52%				1.90%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%	10.81%	1.55%				1.69%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	11.66%	15.37%	3.84%				3.60%
DSS AmericaFirst Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	0.52%	6.16%	2.05%				1.02%
DSS AmericaFirst Income Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	2.54%	7.01%	1.78%				0.64%
DSS AmericaFirst Income Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%	10.41%	3.80%				2.30%
Without Sales Load [Member] | DSS AmericaFirst Total Return Bond Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%	7.26%	(2.63%)				(2.98%)
Without Sales Load [Member] | DSS AmericaFirst Total Return Bond Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	3.85%	6.83%	(3.11%)				(3.47%)
Without Sales Load [Member] | DSS AmericaFirst Alpha Trends Factor Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%	15.68%	7.74%			8.34%
Without Sales Load [Member] | DSS AmericaFirst Alpha Trends Factor Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	1.77%	14.72%	6.89%			7.58%
Without Sales Load [Member] | DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	11.21%	14.25%	2.56%				2.42%
Without Sales Load [Member] | DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	10.94%	13.65%		2.07%			1.95%
Without Sales Load [Member] | DSS AmericaFirst Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%	10.58%	2.90%				1.45%
Without Sales Load [Member] | DSS AmericaFirst Income Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	4.63%	9.20%	2.20%				0.85%
Bbg Agg A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%	1.25%	(0.33%)				1.35%
S&P 500 Tot Ret A
Average Annual Return [Line Items]
Average Annual Return, Percent	8.44%	25.02%	14.51%				13.09%
Lipper Alternative Long Short Equity Class Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.27%	11.70%	6.46%				4.57%
Bbg Agg U [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%	1.25%	(0.33%)				1.35%
S&P 500 Tot Ret U
Average Annual Return [Line Items]
Average Annual Return, Percent	8.44%	25.02%	14.51%				13.09%
Lipper Alternative Long Short U [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.27%	11.70%	6.46%				4.57%
Bbg Agg I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%	1.25%	(0.33%)				1.35%
Lipper Alternative Long Short Equity Class I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.27%	11.70%	6.46%				4.57%
S&P 500 Alpha A
Average Annual Return [Line Items]
Average Annual Return, Percent	8.44%	25.02%	14.51%			14.69%
Lipper Multi Cap Core Class A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%	20.51%	12.88%		12.74%
S&P 500 Alpha U
Average Annual Return [Line Items]
Average Annual Return, Percent	8.44%	25.02%	14.51%			14.69%
Lipper Multi Cap Core Class U [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%	20.51%	12.88%			12.74%
S&P 500 Alpha I
Average Annual Return [Line Items]
Average Annual Return, Percent	8.44%	25.02%	14.51%			14.69%
Lipper Multi Cap Core Class I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%	20.51%	12.88%			12.74%
S&P 500 Risk A
Average Annual Return [Line Items]
Average Annual Return, Percent	8.44%	25.02%	14.51%				13.09%
Lipper Absolute Return Fund Class A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.48%	8.76%	3.63%				2.73%
S&P 500 Risk U
Average Annual Return [Line Items]
Average Annual Return, Percent	8.44%	25.02%	14.51%				13.09%
Lipper Absolute Return U [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.48%	8.76%	3.63%				2.73%
S&P 500 Risk I
Average Annual Return [Line Items]
Average Annual Return, Percent	8.44%	25.02%	14.51%				13.09%
Lipper Absolute Return Fund I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.48%	8.76%	3.63%				2.73%
S&P 500 Income A
Average Annual Return [Line Items]
Average Annual Return, Percent	8.44%	25.02%	14.51%				13.09%
Bloomberg Aggregate A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%	1.25%	(0.33%)				1.35%
Lipper Flexible Portfolio A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.83%	8.18%	6.32%				6.33%
S&P 500 Income U
Average Annual Return [Line Items]
Average Annual Return, Percent	8.44%	25.02%	14.51%				13.09%
Bloomberg Aggregate Bond U [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%	1.25%	(0.33%)				1.32%
Lipper Flexible Portfolio Funds U [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.83%	8.18%	7.02%				6.33%
S&P 500 Income I
Average Annual Return [Line Items]
Average Annual Return, Percent	8.44%	25.02%	14.51%				13.09%
Bloomberg Aggregate I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%	1.25%	(0.33%)				1.32%
Lipper Flexible Portfolio I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.83%	8.18%	6.32%				6.33%